Note 17 Tangible assets by Spanish and foreign subsidiaries net assets values (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	€ 9,759	€ 9,253	€ 8,737	€ 7,298
BBVA and Spanish Subsidiaries [Member]
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	4,129	4,183	4,285
Foreign subsidiaries [Member]
Tangible assets by Spanish and foreign subsidiaries [Line Items]
Total tangible assets by Spanish and foreign subsidiaries	€ 5,630	€ 5,071	€ 4,452

[1]	(1) The number of branches in 2022 was affected by the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.